Goodwill and Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill, Carrying amount at beginning of year	$ 1,610.1	$ 1,610.8
Goodwill, Acquisitions and purchase price adjustments	0	0
Goodwill, Translation differences	(16.1)	(0.7)
Goodwill, Carrying amount at end of year	1,594.0	1,610.1
Amortized Intangible, Gross carrying amount	394.6	398.9
Amortized Intangible, Accumulated amortization	(327.4)	(321.6)
Amortized Intangible, Carrying value	$ 67.2	$ 77.3